Segment Information (Tables)	12 Months Ended
Sep. 30, 2015
Segment Reporting [Abstract]
Financial Information Related To Company's Reportable Segments
Financial information relating to the Company’s reportable segments is as follows (in millions):

	Year Ended September 30,
	2015	2014	2013
Net Sales
Building Efficiency
Systems and Service North America	$4,184	$4,098	$4,238
Products North America	2,450	1,807	1,489
Asia	1,985	2,077	2,023
Rest of World	1,891	2,103	2,576
	10,510	10,085	10,326
Automotive Experience
Seating	16,539	17,531	16,285
Interiors	3,540	4,501	4,176
	20,079	22,032	20,461
Power Solutions	6,590	6,632	6,358

Total net sales	$37,179	$38,749	$37,145

	Year Ended September 30,
	2015	2014	2013
Segment Income (Loss)
Building Efficiency
Systems and Service North America (1)	$375	$354	$365
Products North America (2)	306	238	209
Asia (3)	191	270	233
Rest of World (4)	51	(45)	38
	923	817	845
Automotive Experience
Seating (5)	928	853	686
Interiors (6)	254	(1)	(19)
	1,182	852	667
Power Solutions (7)	1,153	1,052	999

Total segment income	$3,258	$2,721	$2,511

Net financing charges	(288)	(244)	(247)
Restructuring and impairment costs	(397)	(324)	(903)
Net mark-to-market adjustments on pension and postretirement plans	(422)	(237)	407

Income from continuing operations before income taxes	$2,151	$1,916	$1,768

	September 30,
	2015	2014	2013
Assets
Building Efficiency
Systems and Service North America	$2,332	$2,341	$2,315
Products North America	4,193	4,157	1,996
Global Workplace Solutions (8)	—	—	1,286
Asia	1,387	1,418	1,416
Rest of World	1,471	1,642	2,093
	9,383	9,558	9,106
Automotive Experience
Seating	8,611	8,969	9,763
Interiors (8)	1,265	321	1,872
	9,876	9,290	11,635
Power Solutions	6,590	6,888	7,459
Assets held for sale	55	2,787	804
Unallocated	3,691	4,262	2,639

Total	$29,595	$32,785	$31,643

	Year Ended September 30,
	2015	2014	2013
Depreciation/Amortization
Building Efficiency
Systems and Service North America	$32	$32	$38
Products North America	119	79	47
Asia	27	24	26
Rest of World	19	25	33
	197	160	144
Automotive Experience
Seating	345	328	354
Interiors	21	128	116
	366	456	470
Power Solutions	297	315	272
Discontinued Operations	—	24	66

Total	$860	$955	$952

	Year Ended September 30,
	2015	2014	2013
Capital Expenditures
Building Efficiency
Systems and Service North America	$22	$27	$6
Products North America	160	123	77
Global Workplace Solutions	16	16	7
Asia	32	39	88
Rest of World	38	34	20
	268	239	198
Automotive Experience
Seating	437	420	467
Interiors	121	181	235
Electronics	—	31	52
	558	632	754
Power Solutions	309	328	425

Total	$1,135	$1,199	$1,377

(1)
Building Efficiency - Systems and Service North America segment income for the years ended September 30, 2015, 2014 and 2013 excludes $2 million, $12 million and $35 million, respectively, of restructuring and impairment costs.

(2)
Building Efficiency - Products North America segment income for the years ended September 30, 2015, 2014 and 2013 excludes $2 million, $7 million and $28 million, respectively, of restructuring and impairment costs. For the years ended September 30, 2015, 2014 and 2013, Products North America segment income includes $9 million, $7 million and $5 million, respectively, of equity income.

(3)
Building Efficiency - Asia segment income for the years ended September 30, 2015, 2014 and 2013 excludes $7 million,$4 million and $5 million, respectively, of restructuring and impairment costs. For the years ended September 30, 2014 and 2013, Asia segment income includes $21 million and $2 million, respectively, of equity income.

(4)
Building Efficiency - Rest of World segment income for the years ended September 30, 2015, 2014 and 2013 excludes $27 million, $119 million and $70 million, respectively, of restructuring and impairment costs. For the years ended September 30, 2015, 2014 and 2013, Rest of World segment income includes $14 million, $7 million and $21 million, respectively, of equity income.

(5)
Automotive Experience - Seating segment income for the years ended September 30, 2015, 2014 and 2013 excludes $182 million, $29 million and $152 million, respectively, of restructuring and impairment costs. For the years ended September 30, 2015, 2014 and 2013, Seating segment income includes $264 million, $250 million and $287 million, respectively, of equity income.

(6)
Automotive Experience - Interiors segment income for the years ended September 30, 2014 and 2013 excludes $130 million and $560 million, respectively, of restructuring and impairment costs. For the years ended September 30, 2015, 2014 and 2013, Interiors segment income includes $31 million, $35 million and $16 million, respectively, of equity income.

(7)
Power Solutions segment income for the years ended September 30, 2015, 2014 and 2013 excludes $11 million, $16 million and $36 million, respectively, of restructuring and impairment costs. For the years ended September 30, 2015, 2014 and 2013, Power Solutions segment income includes $57 million, $75 million and $68 million, respectively, of equity income.

(8)
Current year and prior year amounts exclude assets held for sale. Refer to Note 3, "Discontinued Operations," of the notes to consolidated financial statements for further information regarding the Company's disposal groups classified as held for sale.

Geographic Segments
Financial information relating to the Company’s operations by geographic area is as follows (in millions):

	Year Ended September 30,
	2015	2014	2013
Net Sales
United States	$16,841	$16,596	$15,406
Germany	3,375	3,853	4,411
Mexico	1,933	2,001	2,027
Other European countries	7,320	8,913	7,639
Other foreign	7,710	7,386	7,662

Total	$37,179	$38,749	$37,145

Long-Lived Assets (Year-end)
United States	$2,681	$2,762	$2,551
Germany	680	910	1,057
Mexico	594	567	560
Other European countries	1,006	1,064	1,439
Other foreign	909	1,011	978

Total	$5,870	$6,314	$6,585